Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses for defined benefit plans:
Service cost	[1]	€ 164	€ 229	€ 234
Net interest cost (income)		(45)	(10)	0
Total expenses defined benefit plans		119	219	234
Expenses for defined contribution plans:
BVV		55	57	58
Other defined contribution plans		265	258	244
Total expenses for defined contribution plans		320	315	302
Expenses for post-employment benefit plans		439	534	536
Employer contributions to state-mandated benefit plans [abstract]
Pensions related payments social security in Germany		218	214	221
Contributions to pension fund for Postbanks postal civil servants		57	58	66
Further pension related state-mandated benefit plans		248	216	217
Total employer contributions to state-mandated benefit plans		523	488	504
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	436	405	455
Expenses for share-based payments, cash settled	[2]	43	29	35
Expenses for cash retention plans	[2]	448	418	398
Expenses for severance payments	[3]	€ 293	€ 82	€ 184

[1]	Severance related items under Service Costs are reclassified to Expenses for Severance payments
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments